BUSINESS COMBINATION (Acquisition of Trustek, Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 10, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net revenues		$ 406,691	$ 332,324		$ 196,702
Net losses		$ 1,303	$ 76,738		$ 1,856
Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life		2 years 9 months 18 days
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life		4 years
Beijing Trustek [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Cash consideration	$ 1,639
Share consideration, fair value of shares	8,229
Net revenues				$ 62,569
Net losses				$ 2,774
Beijing Trustek [Member] | Training License Authorized by Apple [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 1,213
Identified intangible assets, estimated useful life	3 years
Beijing Trustek [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount	$ 410
Identified intangible assets, estimated useful life	4 years
Beijing Trustek [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares	2,845,529
Share consideration, fair value of shares	$ 8,229